SHARE-BASED COMPENSATION (Details 2) (Nonvested shares, USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				1 Months Ended	12 Months Ended
	Dec. 21, 2012	Jun. 30, 2011	May 27, 2011	Feb. 25, 2011	Nov. 02, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonvested shares
SHARE-BASED COMPENSATION
Number of nonvested shares granted to employees	1,234,970	1,195,368	489,000	290,000	653,343	1,888,313	1,974,368
Percentage vesting each year	25.00%	25.00%	25.00%	25.00%	50.00%	25.00%
Number of Nonvested shares outstanding
Nonvested shares outstanding at the beginning of the period						1,487,418
Granted (in shares)	1,234,970	1,195,368	489,000	290,000	653,343	1,888,313	1,974,368
Forfeited (in shares)						(275,303)	(435,700)
Vested (in shares)						(348,062)	(51,250)
Nonvested shares outstanding at the end of the period						2,752,366	1,487,418
Nonvested shares vested and expected to vest at the end of the period (in shares)						1,969,884
Weighted average grant-date fair value
Nonvested shares outstanding at the beginning of the period (in dollars per share)						$ 4.15
Granted (in dollars per share)						$ 1.32	$ 4.24
Forfeited (in dollars per share)						$ 4.30	$ 4.47
Vested (in dollars per share)						$ 4.16	$ 4.84
Nonvested shares outstanding at the end of the period (in dollars per share)						$ 2.19	$ 4.15
Nonvested shares vested and expected to vest at the end of the period (in dollars per share)						$ 2.13
Aggregate intrinsic value
Nonvested shares outstanding at the end of the period						$ 3,372
Nonvested shares vested and expected to vest at the end of the period						2,413
Additional disclosures
Total fair value of shares vested during the period						1,448	248
Share-based compensation expenses						1,414	867
Unrecognized compensation related to nonvested shares						$ 3,017
Weighted average period to recognize share-based compensation expenses related to nonvested shares						2 years 6 months